Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

Minera Exar, the Company’s 49%-owned equity-accounted investee, has entered into the following transactions with companies controlled by the family of its President, who is also a director of Lithium Americas:

-

Los Boros Option Agreement, entered into with Grupo Minero Los Boros on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz project (refer to Note 5).

-	Construction services contract for Cauchari-Olaroz project with Magna Construcciones S.R.L., the Company’s 49% share of which was $1,943 paid during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company’s 49% share of director’s fees paid by Minera Exar to its President, who is also a director of Lithium Americas, was $36 (2019 - $37). Subsequent to the year ended December 31, 2020, the Company paid $646, of which $300 was paid in cash and $346 in RSUs, to a former President, South American operations, who is also a director of Lithium Americas, in accordance with his employment agreement. The parties entered into a 12-months advisory consulting agreement with a monthly fee of $14 and agreed that no director fees will be paid for the duration of this agreement.

The amounts due to related parties arising from such transactions are unsecured, non-interest bearing and have no specific terms of payment.

Transactions with Ganfeng, a related party of the Company by virtue of its position as a shareholder and a lender to the Company, are disclosed in Notes 5, 8 and 19.

10.	RELATED PARTY TRANSACTIONS (continued)

Compensation of Key Management

Key management includes the directors of the Company and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	December 31, 2020 $	December 31, 2019 $
Equity compensation	3,761	2,731
Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	2,684	2,565
Salaries, bonuses and benefits included in exploration expenditures	450	369
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	767	708
	7,662	6,373

	December 31 2020	December 31 2019
	$	$
Total due to directors and executive team	1,676	357